NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	Communications - 4.4%
7,850	Comcast Corp., Class A	$294,611
4,400	KDDI Corporation	140,989
47,428	Koninklijke KPN N.V.	172,702
3,084	Omnicom Group, Inc.	265,347
12,826	Orange S.A.	127,928
112,100	SoftBank Corporation	141,701
12,067	Tele2 AB, B Shares	119,155
8,518	TELUS Corporation	115,474
1,436	T-Mobile US, Inc.	316,968
1,670	VeriSign, Inc.(a)	345,623
		2,040,498
	Consumer Discretionary - 7.6%
3,615	Cie Generale des Etablissements Michelin	119,089
400	Fast Retailing Company Limited	136,815
862	Games Workshop Group plc	143,641
6,134	General Motors Company	326,759
1,200	InterContinental Hotels Group plc	149,546
10,800	Isuzu Motors Ltd.	148,152
1,784	Lennar Corporation, Class A	243,284
8,120	LKQ Corporation	298,410
200	LVMH Moet Hennessy Louis Vuitton SE	131,669
1,116	McDonald’s Corp.	323,517
2,900	McDonald’s Holding NPV	114,083
2,191	Mercedes-Benz Group AG	122,113
7,471	MGM Resorts International(a)	258,870
257	O’Reilly Automotive, Inc.(a)	304,751
1,889	Restaurant Brands International, Inc.	123,101
5,230	Sekisui House Ltd	125,705
14,600	Suzuki Motor Corporation	166,087
2,796	TJX Cos., Inc. (The)	337,784
		3,573,376
	Consumer Staples - 11.0%
5,500	Aeon Co. Ltd.	129,154
6,504	Altria Group, Inc.	340,093

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Consumer Staples - 11.0% (Continued)
3,711	British American Tobacco plc	$133,807
4,902	Coca-Cola Co. (The)	305,198
1,707	Coca-Cola European Partners plc	131,115
3,336	Colgate-Palmolive Company	303,276
420	Costco Wholesale Corp.	384,833
1,943	Danone S.A.	131,077
2,987	Essity Aktiebolag AB, Class B - Series B	79,832
4,306	Imperial Brands plc	137,632
4,900	Japan Tobacco, Inc. (a)	127,054
2,354	Kimberly-Clark Corp.	308,468
5,744	Koninklijke Ahold Delhaize N.V.	187,381
1,304	Nestle S.A.	107,609
1,903	PepsiCo, Inc.	289,370
2,508	Philip Morris International, Inc.	301,838
2,376	Procter & Gamble Co. (The)	398,336
8,991	The Kraft Heinz Company	276,114
2,135	Unilever plc	121,566
32,646	Walgreens Boots Alliance, Inc.	304,587
6,980	Walmart, Inc.	630,644
		5,128,984
	Energy - 4.8%
2,792	Chevron Corporation	404,393
3,038	DCC plc	195,499
7,330	Exxon Mobil Corporation	788,489
2,035	Marathon Petroleum Corporation	283,883
2,490	Phillips 66	283,686
2,388	Valero Energy Corp.	292,744
		2,248,694
	Financials - 24.6%
380	Allianz SE	116,484
1,189	American Express Co.	352,883
3,171	Assicurazioni Generali SpA	89,582
3,232	AXA S.A.	114,910
13,125	Banco Santander S.A.	60,703

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Financials - 24.6% (Continued)
11,048	Bank of America Corporation	$485,559
4,256	Bank of New York Mellon Corporation (The)	326,989
2,698	Bank of Nova Scotia (The)	144,856
3,070	Berkshire Hathaway, Inc., Class B(a)	1,391,570
1,768	BNP Paribas	108,465
2,903	Brown & Brown, Inc.	296,164
1,990	Capital One Financial Corporation	354,857
1,129	Chubb Ltd.	311,942
5,272	Citigroup, Inc.	371,097
3,350	Danske Bank A/S	94,788
586	Deutsche Boerse AG	135,011
2,065	Discover Financial Services	357,720
7,981	DNB Bank ASA	159,066
809	Everest Re Group Ltd.	293,230
1,378	Exor N.V.	126,408
14,830	Franklin Resources, Inc.	300,901
640	Goldman Sachs Group, Inc. (The)	366,477
515	Hannover Rueck SE	128,790
15,127	HSBC Holdings plc	148,725
8,945	ING Groep N.V.	140,203
22,959	Intesa Sanpaolo SpA	91,879
16,300	JAPAN POST HOLDINGS CO LT	154,401
4,684	JPMorgan Chase & Co.	1,122,801
13,700	Mitsubishi UFJ Financial Group, Inc.	160,725
7,000	Mizuho Financial Group, Inc.	172,296
1,427	National Bank of Canada	130,066
3,174	Nn Group Nv	138,330
18,076	Nordea Bank Abp	196,543
3,088	Northern Trust Corporation	316,520
4,057	Poste Italiane S.P.A.	57,243
6,600	Sompo Holdings, Inc.(a)	172,769
11,805	Standard Chartered plc(b)	146,110
6,800	Sumitomo Mitsui Financial Group, Inc.	162,663
12,434	Svenska Handelsbanken AB, A Shares	128,342

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Financials - 24.6% (Continued)
6,477	SWEDBANK AB, Class A	$127,796
141	Swiss Life Holding AG	108,711
3,600	Tokio Marine Holdings, Inc.	131,050
1,279	Travelers Companies, Inc. (The)	308,098
7,518	Truist Financial Corporation	326,131
4,045	TRYG A/S	85,123
2,138	UniCredit SpA	85,327
5,095	Wells Fargo & Company	357,872
130	Zurich Insurance Group AG	77,193
		11,535,369
	Health Care - 13.2%
1,035	Amgen, Inc.	269,762
1,053	Ascendis Pharma A/S - ADR(a)	144,967
4,874	Centene Corporation(a)	295,267
1,671	Charles River Laboratories International, Inc.(a)	308,467
5,700	CVS Health Corporation	255,873
4,200	Daiichi Sankyo Company Ltd.	116,163
761	Elevance Health Incorporated	280,733
3,649	Gilead Sciences, Inc.	337,059
7,130	GlaxoSmithKline plc	120,196
869	HCA Healthcare, Inc.	260,830
4,690	Incyte Corporation(a)	323,938
628	Intuitive Surgical, Inc.(a)	327,791
1,450	IQVIA Holdings, Inc.(a)	284,940
634	McKesson Corporation	361,322
3,148	Merck & Company, Inc.	313,163
679	Merck KGaA	98,407
1,118	Novartis AG	109,288
1,237	Novo Nordisk A/S	107,253
339	Regeneron Pharmaceuticals, Inc.(a)	241,480
1,149	Sanofi S.A.	111,579
900	Stryker Corp.	324,045
7,300	Terumo Corporation	142,056
950	UnitedHealth Group, Inc.	480,567

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Health Care - 13.2% (Continued)
664	Vertex Pharmaceuticals, Inc.(a)	$267,393
1,754	Zoetis, Inc.	285,778
		6,168,317
	Industrials - 11.9%
2,582	3M Company	333,310
2,014	ABB Ltd.	108,913
4,546	Amphenol Corporation, Class A	315,720
1,760	Ashtead Group plc	109,402
2,338	Diploma PLC	124,402
631	DSV Panalpina A/S	134,015
1,067	General Dynamics Corporation	281,144
12,351	Hexagon AB	117,884
1,242	Illinois Tool Works, Inc.	314,922
582	Lockheed Martin Corp., B	282,817
9,500	Mitsubishi Electric Corporation(a)	162,226
10,400	Mitsubishi Heavy Industries Ltd.	146,928
2,895	PACCAR, Inc.	301,138
495	Parker-Hannifin Corporation	314,835
6,504	Rollins, Inc.	301,460
525	Schneider Electric SA	131,020
3,600	Secom Company Ltd.	122,836
691	Siemens AG	134,979
930	Snap-on, Inc.	315,716
11,026	Southwest Airlines Company	370,694
6,600	Sumitomo Corporation	143,786
1,338	Union Pacific Corporation	305,118
696	Waste Connections, Inc.	119,420
1,663	Westinghouse Air Brake Technologies Corporation	315,288
2,406	Xylem, Inc.	279,144
		5,587,117
	Materials - 3.4%
3,266	Albemarle Corp.	281,137
40,004	B2Gold Corporation	97,945
1,236	Ecolab, Inc.	289,620

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Materials - 3.4% (Continued)
1,314	Lafarge Holcim - Reclaim	$126,507
536	Martin Marietta Materials, Inc.	276,843
6,500	Nippon Steel & Sumitomo Metal Corp. (a)	131,445
1,370	Packaging Corporation of America	308,428
425	Sika AG	101,076
		1,613,001
	Real Estate - 4.2%
729	Aena SME, S.A. REIT	149,078
1,383	AvalonBay Communities, Inc. REIT	304,219
1,042	Essex Property Trust, Inc. REIT	297,428
553	FirstService Corporation REIT	100,158
928	Public Storage REIT	277,880
11,815	Segro plc REIT	103,722
1,843	Simon Property Group, Inc. REIT	317,382
67,825	Tritax Big Box plc REIT	112,682
9,809	VICI Properties, Inc. REIT	286,521
		1,949,070
	Technology - 9.9%
2,975	Akamai Technologies, Inc.(a)	284,559
930	Apple, Inc.	232,891
934	CGI, Inc.(a)	102,177
6,704	Cisco Systems, Inc.	396,877
1,248	Descartes Systems Group(a)	141,841
667	FactSet Research Systems, Inc.	320,347
11,347	Gen Digital, Inc.	310,681
415	Microsoft Corp.	174,923
680	Motorola Solutions, Inc.	314,316
3,900	Obic Company Ltd.	116,318
4,308	ON Semiconductor Corporation(a)	271,619
3,983	Open Text Corpation	112,701
4,800	OTSUKA CORP.	110,093
2,220	Paychex, Inc.	311,288
3,953	PayPal Holdings, Inc.(a)	337,389
3,072	Qorvo, Inc.(a)	214,825

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Technology - 9.9% (Continued)
572	SAP SE	$140,022
6,500	SCSK Corporation	137,599
8,100	Sony Corporation	173,427
9,300	Sumito Electric Ind(a)	168,652
11,600	TDK Corporation	152,786
9,348	TeamViewer S.E. (a)	92,424
		4,617,755
	Utilities - 4.4%
3,251	American Electric Power Company, Inc.	299,840
2,762	Duke Energy Corporation	297,578
7,901	Exelon Corporation	297,394
7,151	FirstEnergy Corporation	284,467
3,203	FORTIS INC(b)	133,071
9,587	PPL Corporation	311,193
3,920	Severn Trent plc	123,086
3,528	Southern Company (The)	290,425
		2,037,054

	TOTAL COMMON STOCKS (Cost $46,813,450)	46,499,235

	TOTAL INVESTMENTS - 99.4% (Cost $46,813,450)	$46,499,235
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	280,406
	NET ASSETS - 100.0%	$46,779,641

(a) Non-income producing security.

plc – Private Limited Company

REIT – Real Estate Investment Trust